BANK AND OTHER BORROWINGS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF BALANCE OF LOAN BORROWED UNDER CREDIT LINES

The balance of the loans borrowed as of March 31, 2022 and December 31, 2021 were as follows:

	March 31, 2022	December 31, 2021
Loan from a trust in PRC	$50,690	$67,438
China Construction Bank	143,508	143,192
WeBank	78,968	78,795
Aggregate outstanding principal balances	$273,166	$289,425
Less: current portion	95,815	101,207
Non-current portion	$177,351	$188,218

The balance of the loans borrowed as of December 31, 2021 and 2020 were as follows:

	December 31, 2021	December 31, 2020
Bank loan from the trust in PRC	$67,438	$114,879
China Construction Bank	143,192	-
WeBank	78,795	139,387
Aggregate outstanding principal balances	$289,425	$254,266
Less: current portion	101,207	-
Non-current portion	$188,218	$254,266